Oct. 22, 2021
PFI Prospecus
Principal Funds, Inc.
Supplement dated October 22, 2021
to the Prospectus and Summary Prospectuses dated March 1, 2021
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARIES FOR THE FOLLOWING FUNDS
Principal LifeTime Strategic Income
Principal LifeTime Hybrid Income
Principal Investment Strategies
Delete the second sentence of the first paragraph and replace with the following:
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:
SUMMARIES FOR THE FOLLOWING FUNDS

Principal LifeTime 2010	Principal LifeTime 2040
Principal LifeTime 2015	Principal LifeTime 2045
Principal LifeTime 2020	Principal LifeTime 2050
Principal LifeTime 2025	Principal LifeTime 2055
Principal LifeTime 2030	Principal LifeTime 2060
Principal LifeTime 2035	Principal LifeTime 2065
Principal Investment Strategies
Delete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:
SUMMARIES FOR THE FOLLOWING FUNDS

Principal LifeTime Hybrid 2015	Principal LifeTime Hybrid 2045
Principal LifeTime Hybrid 2020	Principal LifeTime Hybrid 2050
Principal LifeTime Hybrid 2025	Principal LifeTime Hybrid 2055
Principal LifeTime Hybrid 2030	Principal LifeTime Hybrid 2060
Principal LifeTime Hybrid 2035	Principal LifeTime Hybrid 2065
Principal LifeTime Hybrid 2040
Principal Investment Strategies
Delete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Strategic Income
Principal LifeTime Strategic Income
Principal Investment StrategiesDelete the second sentence of the first paragraph and replace with the following:
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid Income
Principal LifeTime Hybrid Income
Principal Investment StrategiesDelete the second sentence of the first paragraph and replace with the following:
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2010
Principal LifeTime 2010
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2015
Principal LifeTime 2015
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2020
Principal LifeTime 2020
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2025
Principal LifeTime 2025
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2030
Principal LifeTime 2030
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2035
Principal LifeTime 2035
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2040
Principal LifeTime 2040
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2045
Principal LifeTime 2045
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2050
Principal LifeTime 2050
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2055
Principal LifeTime 2055
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2060
Principal LifeTime 2060
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2065
Principal LifeTime 2065
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2015
Principal LifeTime Hybrid 2015
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2020
Principal LifeTime Hybrid 2020
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2025
Principal LifeTime Hybrid 2025
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2030
Principal LifeTime Hybrid 2030
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2035
Principal LifeTime Hybrid 2035
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2040
Principal LifeTime Hybrid 2040
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2045
Principal LifeTime Hybrid 2045
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2050
Principal LifeTime Hybrid 2050
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2055
Principal LifeTime Hybrid 2055
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2060
Principal LifeTime Hybrid 2060
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2065
Principal LifeTime Hybrid 2065
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following: